UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  December 31, 2003

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          February 11, 2003


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        59
FORM 13F INFORMATION VALUE TOTAL:              $280762

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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
FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   2171     46583   Sole		     46583
Agilent Tech    Common  00846u101    261      8918   Sole                     8918
Am. Intl. Gr	Common	026874107    634      9572   Sole                     9572
Amgen Inc.      Common  031162100    350      5672   Sole                     5672
Anheuser Busch  Common  035229103    397      7529   Sole                     7529
Automatic Data 	Common	053015103   4107    103688   Sole                   103688
Berkshire Hath	Common	084670108  63356       752   Sole                      752
Berkshire Hath	Common	084670207   6466      2297   Sole                     2297
Bristol-Myers 	Common	110122108    684     23900   Sole                    23900
Buckeye PartnersL.P.    118230101    227      5000   Sole                     5000
Chevron Texaco  Common	166764100    620      7179   Sole                     7179
Cisco Systems	Common	17275R102   6697    276405   Sole                   276405
Coca-Cola Co.	Common	191216100  15957    314431   Sole                   314431
Comcast Corp.SplCommon  20030N200    203      6500   Sole                     6500
Del Monte Foods Common  24522P103    117     11286   Sole                    11286
Emerson Elec.	Common	291011104    557      8605   Sole                     8605
ExxonMobil	Common	30231G102   2570     62675   Sole                    62675
First Data      Common	319963104  10201    248260   Sole                   248260
General ElectricCommon	369604103  11044    355201   Sole                   355201
Gillette Co.	Common	375766102  19852    540495   Sole                   540495
Hewlett Packard	Common	428236103   1662     72338   Sole                    72338
H.J. Heinz Co.	Common	423074103   1284     35238   Sole		     35238
IBM		Common	459200101   1039     11212   Sole                    11212
Intel Corp.	Common	458140100   9140    285184   Sole                   285184
J.P.MorganChase Common  46625H100    295      8026   Sole                     8026
Johnson & JohnsoCommon	478160104  17559    339891   Sole                   339891
Linear TechnologCommon	535678106  24127    573490   Sole		    573490
Lexmark Int'l   Common  529771107    276      3510   Sole                     3510
MBNA Corp       Common  55262L100    248      9962   Sole                     9962
Medco Health    Common  58405U102    346     10188   Sole                    10188
Medtronic	Common	585055106  13493    277581   Sole                   277581
Mellon FinancialCommon  58551A108    612     19063   Sole                    19063
Merck & Co.	Common	589331107   4208     91080   Sole                    91080
Microsoft	Common	594918104  10847    396322   Sole                   396322
3M Company 	Common	604059105   1461     17186   Sole                    17186
Moody's Corp.	Common	615369105  23973    395915   Sole		    395915
National City 	Common	635405103   1463     43096   Sole                    43096
Nortel Networks COmmon  656568102     66     15680   Sole                    15680
NorthFork Banc  Common  659424105    266      6570   Sole                     6570
Old REpublic IntCommon	680223104    228      9000   Sole                     9000
Paychex Inc     Common  704326107    423     11362   Sole                    11362
PepsiCo		Common	713448108    644     13812   Sole                    13812
Pfizer Inc.	Common	717081103   4064    115032   Sole                   115032
PNC Bank Corp.	Common	693475105    492      8987   Sole                     8987
PPG Industries	Common	693506107    445      6946   Sole                     6946
Procter & GambleCommon	742718109   1616     16177   Sole                    16177
Royal Dutch PetrCommon  780257804    221      4225   Sole                     4225
Sara Lee Corp	Common	803111103    220     10150   Sole                    10150
Teppco Partners L.P.	872384102    306      7600   Sole                     7600
Triton PCS HoldgCommon	89677M106    743    133233   Sole		    133233
Unitrin, Inc.   Common  913275103    312      7540   Sole                     7540
Valspar Corp.	Common	920355104    301      6100   Sole                     6100
Valueclick      Common  92046N102     97     10671   Sole                    10671
Walgreen Co.	Common	931422109    664     18250   Sole                    18250
Wal-mart Stores Common  931142103    610     11491   Sole                    11491
Walt Disney Co.	Common	254687106    562     24081   Sole                    24081
Wells Fargo     Common  949746101    236      4000   Sole                     4000
Wm. Wrigley Jr. Common	982526105   8782    156230   Sole                   156230
Wyeth           Common  983024100    960     22623   Sole                    22623
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